[AMERICAN BEACON FUNDS LOGO]

Supplement Dated May 31, 2007 to the Prospectus dated March 1, 2007

                     PlanAhead Class


  As of May 31, 2007, the PlanAhead Class of the American Beacon Municipal Money Market Fund has been liquidated and terminated and is no longer available for sale.